Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments Under Non-cancelable Operating Leases	Future minimum lease payments under non-cancelable operating leases at December 31, 2020 are as follows:

USD thousands
2021	482
2022	482

964